Significant Weighted Average Assumptions Used for Estimating Fair Value of Options Issued under Stock Option Plans (Detail) (AVX Corporation)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
AVX Corporation
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	6 years	6 years	5 years
Interest rate	1.00%	1.80%	2.30%
Volatility	28.00%	23.00%	27.00%
Expected dividends	2.80%	1.50%	1.30%